Disposal of assets (Details Narrative) - USD ($) $ in Thousands						9 Months Ended
	Jun. 16, 2025	Apr. 30, 2025	Feb. 20, 2025	Dec. 20, 2024	Oct. 18, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Sale of Productive Assets						$ 7,375
Gain (Loss) on Disposition of Assets						4,254
Gain (Loss) on Disposition of Other Assets						$ 300
Sale Leaseback Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments for (Proceeds from) Productive Assets			$ 1,200
Gain (Loss) on Disposition of Assets			$ 400
Niagara Community Pharmacy Ltd. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Sale of Productive Assets					$ 2,400
Proceeds from Sale of Other Productive Assets					300
Payments for (Proceeds from) Productive Assets					2,700
Disposal Group, Including Discontinued Operation, Assets					1,400
Gain (Loss) on Disposition of Assets					$ 1,300
P.A. Pharmacy Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Sale of Productive Assets				$ 2,800
Proceeds from Sale of Other Productive Assets				100
Payments for (Proceeds from) Productive Assets				2,900
Disposal Group, Including Discontinued Operation, Assets				800
Gain (Loss) on Disposition of Assets				$ 2,100
Clearbrook Pharmacy [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Sale of Productive Assets		$ 800
Proceeds from Sale of Other Productive Assets		100
Payments for (Proceeds from) Productive Assets		900
Disposal Group, Including Discontinued Operation, Assets		500
Gain (Loss) on Disposition of Assets		$ 400
Greg’s Drug Ltd. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Sale of Productive Assets	$ 800
Proceeds from Sale of Other Productive Assets	100
Payments for (Proceeds from) Productive Assets	900
Disposal Group, Including Discontinued Operation, Assets	500
Gain (Loss) on Disposition of Assets	$ 400